ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Unrecognized pension and other post-retirement benefit costs	30.8	6.6	0
Accumulated Other Comprehensive Income (Loss), Net Of Tax	30.8	6.6	0